Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenues by service offering consisted of the following:

	For the year ended December 31,
(In thousands)	2022	2021
Services	$110,953	$70,223
Licenses and subscriptions	12,566	25,516
Products	35,284	28,056

Total revenues	$158,803	$123,795

Revenues by geography consisted of the following:

	For the year ended December 31,
(In thousands)	2022	2021
Americas	$151,899	$92,114
Europe	—	18,600
Asia	6,904	13,081

Total revenues	$158,803	$123,795

Schedule of Change in Contract Assets and Contract Liabilities
The change in contract assets was as follows:

(In thousands)	December 31, 2022	December 31, 2021
Unbilled receivables, beginning of period	$784	$438
Reclassifications to billed receivables	(784)	—
Revenues recognized in excess of period billings	694	346

Unbilled receivables, end of period	$694	$784

Contract Liabilities
The change in contract liabilities, consisting of deferred revenue, was as follows:

(In thousands)	December 31, 2022	December 31, 2021
Deferred revenue, beginning of period	$2,649	$397
Revenues recognized from balances held at the beginning of the period	(2,027)	(397)
Net revenues deferred from period collections on unfulfilled performance obligations	2,980	2,649
Deconsolidation of equity investment	(622)	—
Reclassified to liabilities held for sale (See Note 4)	(242)	—

Deferred revenue, end of period	$2,738	$2,649

Schedule of Remaining Performance Obligations
Remaining performance obligations consisted of the following:

(In thousands)	2023	2024	Total
Subscriptions	$4,687	$1,104	$5,791
Program management and professional services	4,003	—	4,003

	$8,690	$1,104	$9,794